Intangible Assets	9 Months Ended
Sep. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 8—INTANGIBLE ASSETS

Intangible assets, net

The following table presents intangible asset balances (in thousands):

	September 30, 2013	December 31, 2012	Estimated Useful Lives
Customer contracts	$987,553	$990,777	10 years
2GIG 2.0 technology	17,000	17,000	8 years
CMS and other technology	4,643	2,300	5 years
Smartrove technology	4,040	—	3 years
Other technology	650	—	2 years
2GIG customer relationships	—	45,000	10 years
2GIG 1.0 technology	—	8,000	6 years

	1,013,886	1,063,077
Accumulated amortization	(131,153)	(10,058)

Net ending balance	$882,733	$1,053,019

The 2GIG customer relationships and 2GIG 1.0 technology intangible assets were disposed of in connection with the 2GIG Sale (See Note 3). The 2GIG 2.0 technology was retained by the Company.

In connection with the Smartrove acquisition, the Company also purchased certain intellectual property for cash consideration of $650,000, of which $130,000 is held in escrow for the indemnification of claims or disputes that may arise. The escrow is scheduled to be released on May 30, 2014, less any amount of unresolved claims.

Amortization expense related to intangible assets was approximately $40,701,000 and $84,000 for the three months ended September 30, 2013 and 2012, respectively, and approximately $123,426,000 and $254,000 for the nine months ended September 30, 2013 and 2012, respectively.

Estimated future amortization expense of intangible assets is as follows (in thousands):

2013 – remaining period	$40,852
2014	149,938
2015	133,387
2016	115,308
2017	100,280
Thereafter	342,968

Total estimated amortization expense	$882,733